Loans Payable - Additional Information (Detail) ¥ in Millions, $ in Millions	1 Months Ended
	Jun. 30, 2023	Jun. 30, 2021 USD ($)	Apr. 30, 2021 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Debt Instrument [Line Items]
Short-term loans				¥ 7,626	$ 1,091	¥ 10,669
Weighted average interest rates for outstanding borrowings				1.31%	1.31%	1.79%	1.79%
Unused line of credit for short term loans				¥ 17,800	$ 2,200	¥ 17,200
London Interbank Offered Rate
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate			0.85%
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate	0.93%
Interest Rate Swap | Designated as Hedging Instrument
Debt Instrument [Line Items]
Gross notional amounts of derivatives					2,000		$ 2,000
Factoring Arrangements
Debt Instrument [Line Items]
Short-term loans				693	99	718
Factoring Arrangements | iQIYI
Debt Instrument [Line Items]
Structured payable arrangement amount				812	116	1,100		¥ 1,800
A Group Of 22 Arrangers
Debt Instrument [Line Items]
Bank loan maturity period			5 years
Debt face amount			$ 3,000
A Group Of 22 Arrangers | Five-year bullet maturity term loan
Debt Instrument [Line Items]
Bank loan maturity period			5 years
Interest rate			1.71%
Debt face amount			$ 1,500
Proceeds from Issuance of Debt		$ 1,500
Line of credit facility unused revolving write off							$ 1,000
A Group Of 22 Arrangers | Revolving Credit Facility
Debt Instrument [Line Items]
Bank loan maturity period			5 years
Debt face amount			$ 1,500
Proceeds from Issuance of Debt		$ 500
Factored Intercompany Accounts and Notes Receivables
Debt Instrument [Line Items]
Short-term loans				¥ 5,000	$ 711	¥ 6,700